Significant Shareholdings and Related Party Transactions (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Jun. 30, 2021 GBP (£) transaction £ / shares shares	Jun. 30, 2020 GBP (£) £ / shares shares
Disclosure of transactions between related parties [line items]
Par value per share (in gbp per share) | £ / shares	£ 0.02	£ 0.02
Number of related party transactions | transaction	0
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Ordinary shares owned by executive officers and directors (in shares) | shares	11,985,752	13,168,074
Awards owned over ordinary shares by executive officers and directors (in shares) | shares	345,682	403,114
Services received from related party | £	£ 0.4	£ 0.2
Revenue from rendering of services to related party | £	£ 0.2
Subsidiaries | Endava Argentina SRL
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Australia Pty Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Comtrade GmbH
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Austria GmbH
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava D.O.O. Banja Luka
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava D.O.O. Sarajevo
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava EOOD
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Colombia S.A.S.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava S.A.S.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Pet Minuta d.o.o
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava ApS
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Berlin GmbH
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava GmbH
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Munchen GmbH
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava (Ireland) Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Digital Services Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Lvvl Mexico S. de R.L. de C.V.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | ICS Endava SRL
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava B.V.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Holding B.V.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava DOOEL Skopje
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Romania SRL
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava d.o.o. Beograd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Digital Services d.o.o
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Singapore Pte. Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Digitalne Resitve d.o.o
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Swizerland GmbH
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava (Managed Services) Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava (UK) Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Limited Guernsey Employee Benefit Trust
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Intuitus Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	99.00%
Subsidiaries | Endava Holdings Inc
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Nearshore Ventures LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava USA West
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Five Minutes Studio, Inc
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Levvel Digital LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Levvel LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Uruguay SRL
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Vnz S.C.A.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava (Romania) Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Green Mango Software Services Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Testing4Finance Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Alpheus Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%